Risk/Return Summary - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Agricultural Productivity Fund	Jul. 29, 2023
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Agricultural Productivity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Agricultural Productivity Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44 % of the average value of its portfolio.
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities of agricultural productivity companies. Agricultural productivity companies include those contained in the MSCI ACWI Select Agriculture Producers IMI 25/50 Index or those that, in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, help to increase crop yields and/or grow food production amid a backdrop of a growing global population and declining per capita supply of arable land. Such companies may include but are not limited to those involved in farm machinery, farm machinery parts and equipment, irrigation, agricultural efficiency and services, agricultural science and biotechnology, fertilizers, pesticide and crop protection, seed manufacturers, crop chemicals, agricultural products and processors, processed food producers, aquatic farming, and livestock services. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Agriculture Productivity Industry Concentration. The agriculture productivity theme can be significantly affected by consumer and product trends, competitive pricing, technological changes, and environmental factors, including weather and natural disasters, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments may affect agricultural products. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies . In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Bar Chart [Heading]	Year-by-Year Returns
Performance Table Heading	Average Annual Returns
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.